DEFERRED TAXATION	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
DEFERRED TAXATION	DEFERRED TAXATION

	US Dollars
Figures in millions	2022	2021	2020

Deferred taxation relating to temporary differences is made up as follows:
Liabilities
Tangible assets (owned)	430	442	373
Right-of-use assets	52	53	40
Inventories	19	13	20
Other	13	22	13
	514	530	446
Assets
Provisions	131	141	122
Lease liabilities	57	56	42
Tax losses	89	23	22
Other	9	4	21
	286	224	207
Net deferred taxation liability	228	306	239
Included in the statement of financial position as follows:
Deferred tax assets (1)	72	7	7
Deferred tax liabilities	300	313	246
Net deferred taxation liability	228	306	239
The movement on the net deferred tax balance is as follows:
Balance at beginning of year	306	239	136
Taxation of items included in income statement from continuing and discontinued operations	(58)	64	53
Taxation of non-current assets and liabilities included in income statement from discontinued operations	—	—	28
Taxation on items included in other comprehensive income	(14)	6	6
Translation	(6)	(3)	16
Balance at end of year	228	306	239
(1)    Deferred tax assets of $72m (2021: $7m; 2020: $7m) were recognised for Obuasi, resulting from generated tax losses to be utilised against future taxable income.
Provision has been made for South African income tax or foreign taxes that may result from future remittances of undistributed earnings of foreign subsidiaries or foreign corporate joint ventures, where the Group is able to assert that the undistributed earnings are not permanently reinvested. In all other cases, the foreign subsidiaries reinvest the undistributed earnings into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. Unrecognised taxable temporary differences pertaining to undistributed earnings totalled $1,393m (2021: $1,800m; 2020: $1,806m). If remitted, the undistributed earnings may be subject to withholding taxes between 0% - 10%.